OTHER INVESTMENTS - Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 180.4	R 168.6
Fair value adjustment on equity instruments at fair value through OCI	11.8	17.2	R (15.7)
Dividends received on equity instruments at fair value through OCI	(29.3)	(78.3)	R (71.5)
Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	7.5	7.2
Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	172.9	161.4
West Wits Mining Limited ("WWM")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 0.3	(3.5)
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	47,812,500
Investments in other entities	R 7.5	7.2
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Top of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	2.10%
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Bottom of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	1.90%
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received on equity instruments at fair value through OCI	R (29.3)	(77.4)
Rand Refinery Proprietary Limited ("Rand Refinery") | At fair value
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 10.5	20.2
Rand Refinery Proprietary Limited ("Rand Refinery") | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	44,438
Percentage of interest held	11.30%
Investments in other entities	R 166.8	156.3
Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	1.0	0.5
Dividends received on equity instruments at fair value through OCI	R 0.0	(0.9)
Rand Mutual Assurance Company Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	12,659
Percentage of interest held	1.30%
Investments in other entities	R 5.9	4.9
Guardrisk Insurance Company Limited (Cell Captive A170) | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	20
Percentage of interest held	100.00%
Investments in other entities	R 0.1	0.1
Chamber of Mines Building Company Proprietary Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	52,965
Percentage of interest held	5.70%
Investments in other entities	R 0.1	R 0.1